Revenues - Schedule of Breakdown of Revenues by Sales Channel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,916,947	€ 1,946,647	€ 1,904,549
Total Direct to Consumer (DTC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,448,983	1,390,676	1,265,026
ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,045,275	1,004,308	945,313
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	191,493	186,066	183,422
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	212,215	200,302	136,291
Total Wholesale branded
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	318,125	402,272	458,406
ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	136,308	159,414	164,178
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	76,976	128,646	194,988
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	104,841	114,212	99,240
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	134,229	138,153	150,986
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 15,610	€ 15,546	€ 30,131